UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09261
                                  ---------------------------------
        Foxby Corp.
     --------------------------------------------------------------
        (Exact name of registrant as specified in charter)

        11 Hanover Square, New York, NY 10005
     --------------------------------------------------------------
        (Address of principal executive offices)     (Zipcode)

        Thomas B. Winmill, President
        11 Hanover Square
        New York, NY 10005
     --------------------------------------------------------------
        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-212-344-6310
                                                   ----------------

Date of fiscal year end:  12/31/04
                        ------------------
Date of reporting period:  1/1/04 - 06/30/04
                         ---------------------------

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

Item 1. Report to Shareholders


FOXBY
CORP.
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
June 30, 2004

                                                            American Stock
                                                            Exchange Symbol:

                                                            FXX

11 Hanover Square
New York, NY 10005

www.foxbycorp.com


                                                            American Stock
FOXBY CORP.                                                 Exchange Symbol: FXX
--------------------------------------------------------------------------------
11 Hanover Square, New York, NY 10005
www.foxbycorp.com

                                                                   July 21, 2004

Fellow Shareholders:

     It is a pleasure to submit this Semi-Annual Report for Foxby Corp., and to welcome our new shareholders who find the Fund's flexible total return investment approach attractive.

     As a non-diversified, closed end fund seeking total return, the Fund uses a flexible strategy in the selection of securities, and is not limited by the issuer's location, size, or market capitalization. The Fund may invest in equity and fixed income securities of both new and seasoned U.S. and foreign issuers, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments. The Fund also may employ aggressive and speculative investment techniques, such as selling securities short and borrowing money for investment purposes, an approach known as "leveraging," and may invest defensively in high grade money market instruments.

     At June 30, the Fund's top ten holdings comprised approximately 68% of total assets. As a percent of net assets, investments in U.S. equities accounted for about 24%, foreign equities about 13%, and equity short sales 35%. Defensive holdings amounted to about 68%. As the Fund pursues its total return objective through this flexible approach, these holdings and allocations are, of course, subject to change at any time.

                                 Market Report

     On June 30th, the Federal Open Market Committee (FOMC) of the Federal Reserve Bank raised the federal funds rate from 1% to 1.25%, the first increase in the rate since June 2003 when the FOMC lowered the rate to 1%. Thus ended a period of 16 rate cuts that started in January 2001 when federal funds stood at 6.5%. By some standards, the U.S. economy seems in better shape than it was a year ago. Corporate earnings have greatly improved year-over-year, at a pace not seen in the last 20 years and employment has improved. Yet, despite the increase in corporate earnings, many companies appear cautious when it comes to hiring full time employees and much of the new job growth is coming from part time positions. In addition, overall consumer data suggest some hesitancy remains about the acceptance of higher pricing in consumer goods. Personal consumption statistics are positive, but consumer resistance to higher prices and the addition of new suppliers to undercut current prices could slow the encouraging pace of corporate earnings.

     Against this economic backdrop, yields on 5 and 10 year Treasuries rose from levels of 3.25% and 4.25%, respectively, at the start of the year to 3.77% and 4.58%, respectively, at the end of June. It should be noted, however, that during the period the highs were 4.10% and 4.87%, respectively, and the lows were 2.64% and 3.68%, respectively, reflecting the fixed income markets' heightened volatility. The Fund's strategy in view of these conditions was to remain largely unhedged in the first quarter and more defensively invested in the second quarter, inhibiting returns as its technology oriented investments struggled early in the year before recovering somewhat later, leading to a negative 10.18% return in the first half, compared to positive returns of 0.80%, 3.44%, and 2.22%, respectively for the Dow Jones Industrial

Average, the Standard & Poor's 500 Index, and the Nasdaq Composite Index.

     The FOMC appears to be seeking to raise interest rates to a level that allows for economic growth with low inflation, but without economic disruption. In the last quarter of 2003 and the first quarter of 2004, consumer spending rose at a 3.5% pace, but whether this pace will have continued in the quarter just ended and will over the second half is difficult to predict. The stimulus from the prior year's massive tax cuts may diminish and with higher interest rates the booming mortgage and refinancing housing markets could contract. At the same time, emerging internal and external political factors may have an increasing influence, including the U.S. deficit, presidential election, global terrorism, and Middle Eastern conflicts.

     In these changing economic conditions, the Fund's flexibility to invest in large or small capitalization companies, U.S. or foreign, and in virtually any kind of security, gives it the advantage of being able to consider participating in an investment in whatever form it may take in seeking to achieve an attractive total return.

     We appreciate your support and look forward to serving your investment needs in the years ahead.

                                             Sincerely,


                                             /s/ Thomas B. Winmill
                                             -----------------------------------
                                             Thomas B. Winmill
                                             President

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS

                          Comprise 68% of Total Assets

1.   State Street Bank & Trust Repurchase Agreement

2.   U.S. Treasury Bill, due 8/05/04

3.   United Auto Group, Inc.

4.   Nash-Finch Company

5.   Safety Intelligence Systems Corp.

6.   MetroGAS S.A.

7.   France Telecom SA ADR

8.   Central European Distribution Corp.

9.   Bonso Electronics International Inc.

10.  The Finish Line, Inc. Class A

FOXBY CORP.                             2

          Schedule of Portfolio Investments - June 30, 2004 (Unaudited)

  Shares                                                                  Market Value
----------                                                                ------------
             COMMON STOCKS - LONG (37.16%)
             Communications Equipment (1.74%)
     3,700   UTStarcom, Inc./(2)/ .....................................    $   111,925
                                                                           -----------

             Computer & Office Equipment (1.37%)
     1,000   International Business Machines Corp. ....................         88,150
                                                                           -----------

             Construction-Special Trade Contractors (0.71%)
     5,000   Matrix Service Company /(2)/ .............................         45,750
                                                                           -----------

             Finance Lessors (1.48%)
     8,900   ePlus Inc./(2)/ ..........................................         94,785
                                                                           -----------

             Jewelry, Precious Metal (1.00%)
    17,400   LJ International Inc./(2)/ ...............................         64,380
                                                                           -----------

             Miscellaneous Business Services (3.31%)
    75,000   Safety Intelligence Systems Corp./(1)(2)/ ................        212,145
                                                                           -----------

             Miscellaneous Industries & Commercial Machinery
             & Equipment (2.08%)
    22,282   Bonso Electronics International Inc./(2)/ ................        133,692
                                                                           -----------

             Natural Gas Transmission (2.54%)
    43,900   MetroGAS S.A. /(2)/ ......................................        162,869
                                                                           -----------

             Precious Metals & Resources (1.57%)
   127,500   Guinor Gold Corp./(2)/ ...................................        100,798
                                                                           -----------

             Retail-Auto Dealers & Gasoline Stations (4.78%)
    10,000   United Auto Group, Inc. ..................................        306,500
                                                                           -----------

             Retail-Shoe Stores (2.07%)
     4,400   The Finish Line, Inc. Class A/(2)/ .......................        132,748
                                                                           -----------

             Security Brokers, Dealers & Flotation Companies (0.89%)
     5,300   Maxcor Financial Group Inc. ..............................         56,710
                                                                           -----------

             Services-Prepackaged Software (1.46%)
     5,200   Sybase, Inc./(2)/ ........................................         93,600
                                                                           -----------

             State Commercial Banks (0.95%)
     2,600   Crescent Banking Company .................................         61,100
                                                                           -----------

See accompanying notes to financial statements.

                                        3                            FOXBY CORP.

          Schedule of Portfolio Investments - June 30, 2004 (Unaudited)

  Shares                                                                  Market Value
----------                                                                ------------
             COMMON STOCKS - LONG (continued)
             Telephone & Telegraph Apparatus (2.25%)
     5,500   France Telecom SA ADR ....................................    $   144,540
                                                                           -----------

             Telephone Communications (1.94%)
     4,100   IDT Corp./(2)/ ...........................................         73,923
    14,300   Level 3 Communications, Inc. /(2)/ .......................         50,765
                                                                           -----------
                                                                               124,688
                                                                           -----------

             Unsupported Plastics Film & Sheet (1.39%)
     5,300   Atlantis Plastics, Inc. /(2)/ ............................         89,040
                                                                           -----------

             Wholesale-Beer, Wine & Distilled Alcoholic Beverages
             (2.24%)
     5,500   Central European Distribution Corporation /(2)/ ..........        143,801
                                                                           -----------

             Wholesale-Groceries & Related Products (3.39%)
     8,700   Nash-Finch Company .......................................        217,761
                                                                           -----------

                Total Common Stocks - Long (cost: $2,382,681) .........      2,384,982
                                                                           -----------

 Par Value
----------
             SHORT TERM INVESTMENTS (68.39%)
$2,000,000   U.S. Treasury Bill, due 8/05/04 ..........................      1,998,019
 2,391,249   Repurchase Agreement with State Street Bank & Trust,
             0.10%, due 7/01/04 (collateralized by U.S.
             Treasury Notes) ..........................................      2,391,249
                                                                           -----------

                Total Short Term Investments (cost: $4,389,268) .......      4,389,268
                                                                           -----------

  Shares
----------
             COMMON STOCKS - SHORT (-35.26%)
             Biological Products (-2.30%)
    (2,200)  Gilead Sciences, Inc. /(2)/ ..............................       (147,400)
                                                                           -----------

             Communication Services (-2.36%)
    (3,500)  SpectraSite, Inc. /(2)/ ..................................       (151,270)
                                                                           -----------

             Computer Terminals (-1.84%)
   (11,000)  Universal Display Corporation /(2)/ ......................       (118,140)
                                                                           -----------

             Crude Petroleum & Natural Gas (-2.22%)
   (16,000)  FX Energy, Inc. /(2)/ ....................................       (142,560)
                                                                           -----------

                                 See accompanying notes to financial statements.

FOXBY CORP.                             4

          Schedule of Portfolio Investments - June 30, 2004 (Unaudited)

  Shares                                                                  Market Value
----------                                                                ------------
             COMMON STOCKS - SHORT (continued)
             Electrical Industrial Apparatus (-1.98%)
   (17,000)  Plug Power Inc. /(2)/ ....................................    $  (127,160)
                                                                           -----------

             Electronic Components & Accessories (-2.31%)
   (23,000)  Acacia Research Corporation /(2)/ ........................       (148,350)
                                                                           -----------

             Insurance (-2.21%)
    (6,000)  China Life Insurance Company Limited /(2)/ ...............       (142,140)
                                                                           -----------

             Pharmaceutical Preparations (-2.10%)
    (2,400)  Genentech, Inc. /(2)/ ....................................       (134,880)
                                                                           -----------

             Semiconductors & Related Devices (-6.43%)
    (3,400)  Linear Technology Corporation ............................       (134,198)
    (2,900)  Maxim Integrated Products, Inc. ..........................       (152,018)
    (7,100)  Rambus Inc. /(2)/ ........................................       (126,167)
                                                                           -----------
                                                                              (412,383)
                                                                           -----------

             Services-Business Services, Nec (-6.62%)
   (27,000)  Circle Group Holdings, Inc. /(2)/ ........................       (139,050)
    (1,700)  eBay Inc. /(2)/ ..........................................       (156,315)
   (68,000)  eMerge Interactive, Inc. /(2)/ ...........................       (129,880)
                                                                           -----------
                                                                              (425,245)
                                                                           -----------

             Services-Computer Integrated Systems Design (-2.72%)
    (4,800)  Yahoo! Inc. /(2)/ ........................................       (174,384)
                                                                           -----------

             Services-Computer Programming Services (-2.17%)
    (1,500)  Infosys Technologies Limited .............................       (139,155)
                                                                           -----------

                Total Common Stocks - Short (proceeds: $2,072,910) ....     (2,263,067)
                                                                           -----------

                Other Assets, Less Liabilities (29.71%) ...............      1,906,824
                                                                           -----------

                   TOTAL NET ASSETS (100.00%) .........................    $ 6,418,007
                                                                           ===========

             /(1)/ Security is not publicly traded.
             /(2)/ Non-income producing security.

See accompanying notes to financial statements.

                                        5                            FOXBY CORP.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS:
   Investments at market value (cost: $6,771,949) (Note 2) .....   $  6,774,250
   Receivable from broker for proceeds on
      securities sold short sold ...............................      2,072,910
Other assets ...................................................            982
                                                                   ------------
      Total assets .............................................      8,848,142
                                                                   ------------

LIABILITIES:
   Securities sold short, at value (proceeds: $2,072,910) ......      2,263,067
   Payable to broker ...........................................        108,151
   Accrued expenses ............................................         53,621
   Accrued management fees (Note 4) ............................          5,296
                                                                   ------------
      Total liabilities ........................................      2,430,135
                                                                   ------------

NET ASSETS: (applicable to 2,602,847 shares outstanding:
   500,000,000 shares of $.01 par value authorized) ............   $  6,418,007
                                                                   ============

NET ASSET VALUE PER SHARE
   ($6,418,007 / 2,602,847 shares outstanding) .................   $       2.47
                                                                   ============
At June 30, 2004, net assets consisted of:
   Paid-in capital .............................................   $ 23,439,318
   Net unrealized depreciation on investments ..................       (187,855)
   Accumulated net realized loss on investments and futures ....    (16,833,456)
                                                                   ------------
                                                                   $  6,418,007
                                                                   ============

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
   Dividends ...................................................   $    18,390
   Interests ...................................................         3,528
                                                                   -----------
      Total investment income ..................................        21,918
                                                                   -----------

EXPENSES:
   Accounting and auditing (Note 4) ............................        41,750
   Investment management (Note 4) ..............................        34,709
   Legal and compliance (Note 4) ...............................        23,633
   Printing ....................................................        18,405
   Directors ...................................................         4,550
   Registration ................................................         3,911
   Custodian ...................................................         3,820
   Transfer agent ..............................................         3,276
   Other .......................................................         9,026
                                                                   -----------
      Total expenses ...........................................       143,080
                                                                   -----------
         Net investment loss ...................................      (121,162)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ............................     1,328,446
   Unrealized depreciation on investments during the period ....    (1,940,266)
                                                                   -----------
   Net realized and unrealized loss on investments .............      (611,820)
                                                                   -----------
   Net decrease in net assets resulting from operations ........   $  (732,982)
                                                                   ===========

                                 See accompanying notes to financial statements.

FOXBY CORP                              6

STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended June 30, 2004 (Unaudited) and Year Ended December 31, 2003

                                                                          Six Months
                                                                            Ended          Year
                                                                           6/30/04        Ended
                                                                         (Unaudited)     12/31/03
                                                                         -----------   -----------
OPERATIONS:
   Net investment loss ...............................................   $  (121,162)  $  (264,845)
   Net realized gain (loss) on:
      Investment transactions ........................................     1,328,446        88,319
      Futures transactions ...........................................            --    (1,331,563)
   Change in unrealized appreciation (depreciation) on investments
      and options ....................................................    (1,940,266)    1,927,762
                                                                         -----------   -----------
   Net increase (decrease) in net assets resulting from operations ...      (732,982)      419,673
                                                                         -----------   -----------

      Total change in net assets .....................................      (732,982)      419,673

NET ASSETS:
   Beginning of period ...............................................     7,150,989     6,731,316
                                                                         -----------   -----------
   End of period .....................................................   $ 6,418,007   $ 7,150,989
                                                                         ===========   ===========

See accompanying notes to financial statements.

                                        7                            FOXBY CORP.

                    Notes to Financial Statements (Unaudited)

(1) Foxby Corp., formerly Internet Growth Fund, Inc. (the "Fund"), was incorporated under the laws of the state of Maryland on August 24, 1998 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced operations on October 29, 1999. On December 11, 2002, the Board of Directors of the Fund approved a change in the fiscal year end to December 31.

(2) The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. With respect to security valuation, securities traded on a national securities exchange or the Nasdaq National Market System ("NMS") are valued at the last reported sales price on the day the valuations are made. Such securities that are not traded on a particular day and securities traded in the over-the-counter market that are not on NMS are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services which may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds which offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by or under the direction of the Board of Directors. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3) It is the Fund's current intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required. At December 31, 2003, the Fund had a capital loss carryforward of approximately $18,104,700 of which $10,509,500 expires in 2009, $6,757,800 expires in 2010, and $837,400 expires in 2011. No capital gain will be distributed until the capital loss carryforwards have been exhausted.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward   $(18,104,670)
Unrealized appreciation        1,752,410
                            ------------
                            $(16,352,260)
                            ============

(4) Effective July 12, 2002, the Fund retained CEF Advisers, Inc. as its Investment Manager. Previously, LCM Capital Management, Inc. ("LCM") was the manager. Under the terms of the Investment Management Agreement, the Fund pays the Investment Manager a fee for its services at the annual rate of 1.00% of the Fund's average daily net assets. The fee is accrued each calendar day and the sum of the daily fee accruals is paid monthly. The daily fee accrual is computed by multiplying 1/365 by the annual rate and multiplying the product by the net asset value of the Fund as of the close of business on the pre-

FOXBY CORP.                             8
vious day. LCM's fee was substantially similar. Certain officers and directors of the Fund are officers and directors of the Investment Manager. The Fund reimbursed the Investment Manager $29,510 for providing at cost certain compliance services of $8,263 and accounting services of $21,247 during the six months ended June 30, 2004.

(5) The Fund has an arrangement with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. Purchases and sales of investment securities (excluding short-term investments, and futures) aggregated $4,567,000 and $2,213,312, respectively, for the six months ended June 30, 2004. At June 30, 2004, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation                      $ 199,403
Depreciation                       (387,258)
                                  ---------
Net appreciation on investments   $(187,855)
                                  =========

At June 30, 2004, the cost of investments for federal income tax purposes was $4,699,039.

(6) The Fund may engage in transactions in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is included in unrealized appreciation/depreciation on investments and futures contracts. The Fund realizes a gain or loss when the contract is closed. Futures transactions sometimes may reduce returns or increase volatility. In addition, futures can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain futures could have a potentially large impact on a Fund's performance. At June 30, 2004 the Fund had no open future contracts.

(7) Of the 2,602,847 shares of common stock outstanding at June 30, 2004, Investor Service Center, Inc. ("ISC"), an affiliate of the Fund's Investment Manager, owned 184,000 shares. Certain officers and directors of ISC are also officers and directors of the Fund and the Investment Manager.

                                        9                            FOXBY CORP.

                              FINANCIAL HIGHLIGHTS

                                                   Six Months
                                                     Ended          Year    Nine Months       Year      Year          Period
                                                    6/30/04         Ended      Ended         Ended     Ended           Ended
                                                  (Unaudited)     12/31/03    12/31/02      3/31/02   3/31/01        3/31/00*
                                                  -----------     --------  -----------     -------   -------        --------
PER SHARE DATA
Net asset value at beginning of period .........  $  2.75         $ 2.59    $  3.27         $ 3.77    $ 14.81        $  9.35
                                                  -------         ------    -------         ------    -------        -------
Income from investment operations:
   Net investment (loss) .......................     (.04)          (.10)     (0.04)         (0.08)     (0.09)         (0.05)
   Net realized and unrealized gain (loss) on
      investments ..............................     (.24)           .26      (0.64)         (0.16)    (10.45)/(c)/     5.51
                                                  -------         ------    -------         ------    -------        -------
Total from investment operations ...............     (.28)           .16      (0.68)         (0.24)    (10.54)          5.46
                                                  -------         ------    -------         ------    -------        -------
      Less distributions:
   Distributions to shareholders ...............       --             --         --          (0.26)     (0.50)            --
                                                  -------         ------    -------         ------    -------        -------
Net asset value at end of period ...............  $  2.47         $ 2.75    $  2.59         $ 3.27    $  3.77        $ 14.81
                                                  -------         ------    -------         ------    -------        -------
TOTAL RETURN ON NET ASSET
   VALUE BASIS (a) .............................   (10.18)%         6.18%    (20.80)%        (6.65)%   (73.46)%        58.40%
                                                  =======         ======    =======         ======    =======        =======
TOTAL RETURN ON MARKET
   VALUE BASIS (a) .............................    (8.33)%        15.94%    (31.00)%        (2.06)%   (71.89)%        24.38%
                                                  =======         ======    =======         ======    =======        =======
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted) ....  $ 6,418         $7,151    $ 6,731         $8,503    $ 9,735        $39,105
                                                  =======         ======    =======         ======    =======        =======
Ratio of expenses to average net assets ........     4.12%/(b)/     4.39%      4.70%/(b)/     3.17%      2.19%          1.78%/(b)/
                                                  =======         ======    =======         ======    =======        =======
Ratio of net investment income (loss) to
   average net assets ..........................    (3.49)%/(b)/   (3.91)%    (3.30)%/(b)/   (2.41)%    (0.93)%        (0.94)%/(b)/
                                                  =======         ======    =======         ======    =======        =======
Portfolio turnover rate ........................    37.26%         75.39%    267.87%         89.31%    550.56%        168.62%
                                                  =======         ======    =======         ======    =======        =======

*    From commencement of operations on October 29, 1999.
(a) Total return on market value basis is calculated assuming a purchase of common stock on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total return on net asset value basis will be higher than total return on market value basis in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total return on net asset value basis will be lower than total return on market value basis in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total return calculated for a period of less than one year is not annualized. The calculation does not reflect brokerage commissions, if any.
/(b)/ Annualized.
/(c)/ Includes $0.06 of gains resulting from the buy back of treasury shares at a discount to net asset value.

FOXBY CORP.                            10

                           DIVIDEND REINVESTMENT PLAN

The Fund has adopted a Dividend Reinvestment Plan (the "Plan"). Under the Plan, each dividend and capital gain distribution, if any, declared by the Fund on outstanding shares will, unless elected otherwise by each shareholder by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the "Valuation Date"), participants will be issued additional shares equal to the amount of such dividend divided by the greater of that net asset value per share or 95% of that Market Price per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment date or, if that day is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations, for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Fund.

--------------------------------------------------------------------------------

                                 PRIVACY POLICY

The Fund recognizes the importance of protecting the personal and financial information of its shareholders. We consider each shareholder's personal information to be private and confidential. This describes the practices followed by us to protect our shareholders' privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell shareholder personal information to third parties. We will collect and use shareholder personal information only to service shareholder accounts. This information may be used by us in connection with providing services or financial products requested by shareholders. We will not disclose shareholder personal information to any nonaffiliated third party except as permitted by law. We take steps to safeguard shareholder information. We restrict access to nonpublic personal information about you to those employees and service providers who need to know that information to provide products or services to you. With our service providers we maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Even if you are no longer a shareholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove or add portions of this Privacy Policy at any time.

                                       11                            FOXBY CORP.

                             DIRECTORS AND OFFICERS

DIRECTORS                                    OFFICERS

THOMAS B. WINMILL, Esq.                      THOMAS B. WINMILL, Esq.
Chairman                                     President

JAMES E. HUNT /1/                            MARION E. MORRIS
                                             Senior Vice President
DAVID R. STACK /1/
                                             WILLIAM G. VOHRER
PETER K. WERNER /1/                          Treasurer

/1/Member, Audit Committee                   MONICA PELAEZ, Esq.
                                             Vice President, Secretary

                                             HEIDI KEATING
Investment Manager                           Vice President
CEF Advisers, Inc.
11 Hanover Square                            Custodian
New York, NY 1005                            State Street Bank & Trust Co.
                                             801 Pennsylvania Avenue
Independent Accountants                      Kansas City, MO 64105
Tait, Weller & Baker
1818 Market St., Suite 2400                  Stock Transfer Agent and Registrar
Philadelphia, PA 19103                       American Stock Transfer & Trust Co.
                                             59 Maiden Lane
Internet                                     New York, NY 10038
www.foxbycorp.com                            1-800-278-4353
email: info@foxbycorp.com                    www.amstock.com

--------------------------------------------------------------------------------

                                  PROXY VOTING

The Fund's Proxy Voting Guidelines (the "Guidelines") are available without charge, by calling the Fund collect at 1-212-344-6310. The Guidelines are also posted on the Fund's website at http://www.foxbycorp.com and are available on the SEC's website at http://sec.gov.

================================================================================

This report, including the financial statements herein, is transmitted to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future, purchase shares of its common stock in the open market. These purchases may be made from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund, although nothing herein shall be considered a commitment to purchase such shares.

================================================================================

FOXBY CORP.                            12

FOXBY CORP.
--------------------------------------------------------------------------------
11 Hanover Square
New York, NY 10005

Printed on recycled paper [GRAPHIC]

FXX-SAR-6/04

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 10. Controls and Procedures

     (a) The Principal Executive Officer and Principal Financial Officer have concluded that Foxby Corp.'s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Foxby Corp. is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in Foxby Corp. internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 11. Exhibits

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940(17 CFR 270.360a-2) attached hereto as Exhibits EX-31 and EX-32.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Foxby Corp.

                                By:   /s/ Thomas B. Winmill
                                   ---------------------------------------------
                                      Thomas B. Winmill, President

                                Date: September 9, 2004

                                By:   /s/ William G. Vohrer
                                   ---------------------------------------------
                                      William G. Vohrer, Treasurer

                                Date: September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By:   /s/ Thomas B. Winmill
                                   ---------------------------------------------
                                      Thomas B. Winmill, President

                                Date: September 9, 2004

                                By:   /s/ William G. Vohrer
                                   ---------------------------------------------
                                      William G. Vohrer, Treasurer

                                Date: September 9, 2004